Nature of Business and Significant Accounting Policies, Income Taxes and Loss Per Share (FY) (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Line Items]
U.S. corporate income tax rate						34.00%
Percentage of valuation allowance on deferred tax assets						100.00%
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potential shares of common stock that are not included in the calculation of diluted net loss per share (in shares)			769,883	38,003		672,048	7,258
Reported net loss with reported net loss per share [Abstract]
Net loss	$ (4,241,000)	$ (2,847,000)	$ (12,776,000)	$ (6,245,000)		$ (13,382,000)	$ (15,792,000)
Deemed dividend to preferred shareholders		0		(2,851,000)		(11,590,000)	(1,900,000)
Net loss after deemed dividend		$ (2,847,000)		$ (9,096,000)		$ (24,972,000)	$ (17,692,000)
Weighted average shares outstanding (in shares)	499,000	45,000	369,000	26,000		48,000	2,000
Basic and diluted loss per share (in dollars per share)	$ (8.50)	$ (63.68)	$ (34.59)	$ (354.77)		$ (525.01)	$ (7,560.60)
Series E Convertible Preferred Stock [Member]
Reported net loss with reported net loss per share [Abstract]
Deemed dividend to preferred shareholders				$ 1,000,000		$ (1,000,000)
Series F Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potential shares of common stock that are not included in the calculation of diluted net loss per share (in shares)			19,210	0		60,480	0
Reported net loss with reported net loss per share [Abstract]
Deemed dividend to preferred shareholders						$ (8,700,000)
Series C and D Convertible Preferred Stock [Member]
Reported net loss with reported net loss per share [Abstract]
Deemed dividend to preferred shareholders				$ 1,800,000		(1,800,000)
Series B and B-1 Convertible Preferred Stock [Member]
Reported net loss with reported net loss per share [Abstract]
Deemed dividend to preferred shareholders						$ (1,900,000)	$ (1,900,000)
Series B, C And D Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potential shares of common stock that are not included in the calculation of diluted net loss per share (in shares)						0	3,800
Plan [Member]
Income Tax Disclosure [Line Items]
U.S. corporate income tax rate					21.00%
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potential shares of common stock that are not included in the calculation of diluted net loss per share (in shares)			141,880	2,597		2,766	272
Restricted Stock Units [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potential shares of common stock that are not included in the calculation of diluted net loss per share (in shares)			6	24		15	33
Warrants to Purchase Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potential shares of common stock that are not included in the calculation of diluted net loss per share (in shares)			608,787	35,462		608,787	3,153